CONDENSED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash	$ 3,444,421	$ 950,225
Total current assets	155,293,023	144,640,849
TOTAL ASSETS	162,245,911	152,518,906
Current Liabilities
Other payables and accrued liabilities	3,980,565	4,236,823
Due to shareholder	1,695,259	351,499
Total Current Liabilities	42,182,852	29,916,481
TOTAL LIABILITIES	42,182,852	37,568,527
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,791,110 shares outstanding as of December 31, 2018 and 2017	200,000	200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	7,764,813	6,672,254
Retained earnings	68,673,562	59,386,668
Accumulated other comprehensive income/(loss)	(4,044,969)	2,227,334
Treasury stock, at cost: 208,890 shares as of December 31, 2018 and 2017	(192,153)	(192,153)
TOTAL SHAREHOLDERS' EQUITY	106,372,708	102,265,558
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	162,245,911	152,518,906
Ossen Innovation Co., Ltd [Member]
Current Assets
Cash	4,796	2,967	$ 3,461	$ 81,493
Total current assets	4,796	2,967
Investments in subsidiaries	108,509,080	103,865,513
TOTAL ASSETS	108,513,876	103,868,480
Current Liabilities
Other payables and accrued liabilities	205,000	1,251,423
Due to shareholder	1,663,022	351,499
Total Current Liabilities	1,868,022	1,602,922
TOTAL LIABILITIES	1,868,022	1,602,922
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,791,110 shares outstanding as of December 31, 2018 and 2017	200,000	200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	7,764,813	6,672,254
Retained earnings	68,959,065	59,386,668
Accumulated other comprehensive income/(loss)	(4,057,326)	2,227,334
Treasury stock, at cost: 208,890 shares as of December 31, 2018 and 2017	(192,153)	(192,153)
TOTAL SHAREHOLDERS' EQUITY	106,645,854	102,265,558
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 108,513,876	$ 103,868,480